Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Charter Hire for the Period/Year ending December 31,
2015 (period)	$ 73,919
2016	147,114
2017	115,821
2018	56,894
2019	24,273
Thereafter	200,764
Total	$ 618,785